Income Taxes (Details 2) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate and the actual provision for income taxes
Net income (loss) before income taxes and income of affiliates and discontinued operations		(674,306)	462,886	392,921
PRC statutory tax rate (as a percent)		25.00%	25.00%	25.00%
Income tax at statutory tax rate		(168,576)	115,722	98,230
Expenses not deductible for tax purposes:
Entertainment		659	607	390
Goodwill and unamortized intangible asset impairment		255,272
Other		3,579	1,130	471
Tax exemption and tax relief:
Income tax at preferential tax rate of 20%, 22% and 24% for 2009, 2010 and 2011		(2,777)	(8,023)	(15,541)
Preferential tax rate (as a percent)	25.00%	24.00%	22.00%	20.00%	18.00%	15.00%
Impact of lower tax rates in other jurisdictions		18,174	9,007	14,561
Tax holidays		(45,537)	(31,783)
Change in valuation allowance		13,654	(92)	(1,829)
ASC740-10 tax provision		8,367	2,981	666
Other		1,215	(424)	361
Income tax expense		84,030	89,125	97,309
Income taxes, additional disclosures
Additional PRC income taxes that would have been payable without the tax exemption		70,065	29,407
The per share effect on basic net loss without the tax exemption (in RMB per share)		0.0699
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)		10.00%
Minimum equity interest directly owned by residents in the Hong Kong SAR in PRC subsidiaries for lower withholding tax (as a percent)		25.00%
Lower withholding tax rate on dividend applied, in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR (as a percent)		5.00%
Deferred tax liability in respect of undistributed earnings to be recorded if earnings are to be distributed or determined to be no longer permanently reinvested		154,312
Aggregate undistributed earnings of the Group's subsidiaries and VIEs in the PRC that are available for distribution to the Group		1,543,119
Percentage interest in subsidiaries that ownership must exceed for recognition of a deferred tax liability		50.00%